UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21309
                                                     ---------

             Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       1065 Avenue of the Americas, 31st Floor, New York, NY     10018
--------------------------------------------------------------------------------
              (Address of principal executive offices)         (Zip code)

                             Robert White, Treasurer

             Advent Claymore Convertible Securities and Income Fund

                     1065 Avenue of the Americas, 31st Floor

                               New York, NY 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 482-1600
                                                     --------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: January 31, 2009
                          ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

NUMBER OF SHARES                                                                               VALUE
----------------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS -- 153.3%
                  CONVERTIBLE PREFERRED STOCKS -- 43.5%
                  ADVERTISING -- 1.4%
       360,985    Interpublic Group Cos., Elf Special Financing Ltd.,
                  2.346%, 2009 (Cayman Islands) (a)(b)                                  $  3,906,980
                                                                                        ------------

                  BANKS -- 8.2%
         8,610    Bank of America Corp., Ser. L, 7.25%, 2049 (c)                           4,343,745
       295,469    Citigroup, Inc., Ser. T, 6.50%, 2015                                     4,505,902
        65,000    Fifth Third Bancorp, Ser. G, 8.50%, 2049                                 2,307,500
        58,000    Keycorp, Ser. A, 7.75%, 2049                                             3,815,240
        12,850    Wells Fargo & Co., Ser. L, 7.50%, 2049 (c)                               8,185,450
                                                                                        ------------
                                                                                          23,157,837
                                                                                        ------------

                  DIVERSIFIED FINANCIAL SERVICES -- 4.3%
        20,360    SLM Corp., Ser. C, 7.25%, 2010 (c)                                      12,149,830
                                                                                        ------------

                  ELECTRIC -- 3.6%
       100,660    Entergy Corp., 7.625%, 2009 (c)                                          4,893,083
        24,000    NRG Energy, Inc., 5.75%, 2009                                            5,166,000
                                                                                        ------------
                                                                                          10,059,083
                                                                                        ------------

                  HEALTHCARE SERVICES -- 1.1%
         7,000    HealthSouth Corp., 6.50%, 2049 (a)                                       3,055,500
                                                                                        ------------

                  HOUSEHOLD PRODUCTS/HOUSEWARES -- 2.1%
       201,379    Avery Dennison Corp., 7.875%, 2020                                       5,839,991
                                                                                        ------------

                  INSURANCE -- 1.1%
        70,000    Reinsurance Group of America, Equity Security Unit, 5.75%, 2051          3,163,125
                                                                                        ------------

                  MINING -- 4.8%
         1,500    Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%, 2049 (c)              988,500
        70,000    Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010 (c)                    3,262,000
       300,000    Vale Capital Ltd., Ser. RIO,  5.50%, 2010 (Brazil) (c)                   9,345,000
                                                                                        ------------
                                                                                          13,595,500
                                                                                        ------------

                  PHARMACEUTICALS -- 8.3%
        19,500    Mylan, Inc., 6.50%, 2010 (c)                                            13,072,215
        58,000    Schering-Plough Corp., 6.00%, 2010 (c)                                  10,092,580
                                                                                        ------------
                                                                                          23,164,795
                                                                                        ------------

                  SAVINGS & LOANS -- 3.7%
       302,200    New York Community Capital Trust V, 6.00%, 2051                         10,501,450
                                                                                        ------------

                  TELECOMMUNICATIONS -- 3.3%
       128,095    Crown Castle International Corp., 6.25%, 2012                            5,444,038
        12,979    Lucent Technologies Capital Trust I, 7.75%, 2017                         3,893,700
                                                                                        ------------
                                                                                           9,337,738
                                                                                        ------------

                  TRANSPORTATION -- 1.6%
       125,000    Bristow Group, Inc. 5.50%, 2009                                          4,325,000
                                                                                        ------------

                  TOTAL CONVERTIBLE PREFERRED STOCKS - 43.5%
                  (Cost $178,506,723)                                                    122,256,829
                                                                                        ------------

PRINCIPAL AMOUNT                                                                               VALUE
----------------------------------------------------------------------------------------------------
                  CONVERTIBLE BONDS -- 90.9%
                  ADVERTISING -- 0.3%
   $ 1,170,000    Interpublic Group Cos., Inc., B+, 4.25%, 3/15/23                           738,562
                                                                                        ------------

                  AEROSPACE/DEFENSE -- 1.0%
     2,500,000    Alliant Techsystems, Inc., BB-, 2.75%, 2/15/24                           2,725,000
                                                                                        ------------

                  AGRICULTURE-- 0.8%
     2,500,000    Archer-Daniels-Midland Co., A, 0.875%, 2/15/14                           2,325,000
                                                                                        ------------

                  BANKS -- 4.5%
     4,000,000    National City Corp., A, 4.00%, 2/01/11                                   3,695,000
     7,000,000    PrivateBancorp, Inc., NR, 3.625%, 3/15/27                                6,930,000
     2,500,000    SVB Financial Group, NR, 3.875%, 4/15/11 (a)                             2,000,000
                                                                                        ------------
                                                                                          12,625,000
                                                                                        ------------

                  BEVERAGES-- 0.5%
     1,400,000    Molson Coors Brewing Co., BBB, 2.50%, 7/30/13                            1,515,500
                                                                                        ------------

                  BIOTECHNOLOGY -- 10.0%
     8,750,000    Amgen, Inc., A+, 0.125%, 2/01/11                                         8,181,250
     2,500,000    Charles River Laboratories International, Inc., BB+, 2.25%, 6/15/13      1,975,000
     5,000,000    Gilead Sciences, Inc., NR, 0.50%, 5/01/11                                6,718,750
     8,000,000    Life Technologies Corp., BB+, 3.25%, 6/15/25                             7,280,000
     3,500,000    Millipore Corp., BB-, 3.75%, 6/01/26                                     3,202,500
       930,000    OSI Pharmaceuticals, Inc., NR, 3.00%, 1/15/38                              778,875
                                                                                        ------------
                                                                                          28,136,375
                                                                                        ------------

                  COAL  -- 1.0%
     4,500,000    Massey Energy Co., BB-, 3.25%, 8/01/15                                   2,801,250
                                                                                        ------------

                  COMMERCIAL SERVICES -- 1.7%
     4,600,000    Quanta Services, Inc., NR, 3.75%, 4/30/26                                4,910,500
                                                                                        ------------

                  COMPUTERS -- 3.8%
     3,000,000    DST Systems, Inc., NR, 4.125%, 8/15/23 (d)                               2,793,750
     5,000,000    EMC Corp., A-, 1.75%, 12/01/11 (c)                                       4,875,000
     2,000,000    EMC Corp., A-, 1.75%, 12/01/13 (c)                                       1,890,000
     2,150,000    Maxtor Corp., B, 2.375%, 8/15/12                                         1,247,000
                                                                                        ------------
                                                                                          10,805,750
                                                                                        ------------

                  DISTRIBUTION/WHOLESALE  -- 0.6%
     2,250,000    WESCO International, Inc., B, 1.75%, 11/15/26                            1,566,562
                                                                                        ------------

                  DIVERSIFIED FINANCIAL SERVICES -- 8.3%
     5,000,000    Affiliated Managers Group, Inc., BBB-, 3.95%, 8/15/38 (a)                3,468,750
    11,850,000    Merrill Lynch & Co., Inc., NR, 0.00%, 3/13/32 (e)                       12,923,610
     9,000,000    Nasdaq OMX Group, BB+, 2.50%, 8/15/13 (a)                                6,975,000
                                                                                        ------------
                                                                                          23,367,360
                                                                                        ------------

                  ELECTRONICS -- 0.8%
     2,449,000    Flextronics International Ltd., BB-, 1.00%, 8/01/10 (Singapore)          2,109,201
                                                                                        ------------

                  HEALTHCARE PRODUCTS -- 8.9%
     2,500,000    Beckman Coulter, Inc., BBB, 2.50%, 12/15/36                              2,390,625
     3,000,000    Fisher Scientific International, Inc., BBB+, 3.25%, 3/01/24              3,423,750
    10,069,000    Hologic, Inc., B+, 2.00%, 12/15/37 (d)                                   6,481,919
     2,500,000    Integra LifeSciences Holdings Corp., NR, 2.75%, 6/01/10 (a)              2,162,500
    12,000,000    Medtronic, Inc., AA-, 1.625%, 4/15/13                                   10,635,000
                                                                                        ------------
                                                                                          25,093,794
                                                                                        ------------

                  HEALTHCARE SERVICES -- 0.5%
     1,550,000    Laboratory Corp. of America Holdings, BBB-, 0.00%, 9/11/21 (e)           1,315,563
                                                                                        ------------

                  INSURANCE -- 2.4%
     7,000,000    Prudential Financial, Inc., A+, 0.366%, 12/15/37 (b) (c)                 6,755,000
                                                                                        ------------

                  LEISURE TIME -- 2.8%
     9,000,000    Carnival Corp., A-, 2.00%, 4/15/21 (Panama)                              7,998,750
                                                                                        ------------

                  MISCELLANEOUS MANUFACTURING -- 3.3%
     1,750,000    Danaher Corp., A+, 0.00%, 1/22/21 (e)                                    1,533,437
     9,000,000    Eastman Kodak Co., B-, 3.375%, 10/15/33                                  7,256,250
     1,000,000    Trinity Industries, Inc., BB-, 3.875%, 6/01/36                             506,250
                                                                                        ------------
                                                                                           9,295,937
                                                                                        ------------

                  OIL & GAS-- 8.3%
     1,710,000    Carrizo Oil & Gas, Inc., NR, 4.375%, 6/01/28                               874,238
     1,000,000    Chesapeake Energy Corp., BB, 2.75%, 11/15/35                               688,750
     5,000,000    Nabors Industries, Inc., BBB+, 0.94%, 5/15/11                            4,337,500
     5,000,000    Petroplus Finance Ltd., Ser. PPHN, BB-, 3.375%, 3/26/13 (Switzerland)    3,562,185
     3,500,000    SOCO Finance Jersey Ltd., Ser. SIA, NR, 4.50%, 5/16/13 (United Kingdom)  2,761,542
    12,500,000    Transocean, Inc., Ser. A, BBB+, 1.625%, 12/15/37
                  (Cayman Islands) (c) (f)                                                11,125,000
                                                                                        ------------
                                                                                          23,349,215
                                                                                        ------------

                  PACKAGING & CONTAINERS -- 0.3%
     1,100,000    Sealed Air Corp., BB+, 3.00%, 6/30/33 (a)                                  954,250
                                                                                        ------------

                  PHARMACEUTICALS -- 9.7%
     2,500,000    Allergan, Inc., NR, 1.50%, 4/01/26                                       2,440,625
     7,000,000    Medicis Pharmaceutical Corp., NR, 2.50%, 6/04/32                         5,486,250
     7,400,000    Shire PLC, Ser. REGs, NR, 2.75%, 5/09/14 (Channel Islands)               6,031,355
    13,250,000    Teva Pharmaceutical Finance LLC, Ser. C, BBB+, 0.25%, 2/01/26
                  (Israel) (f)                                                            13,200,313
                                                                                        ------------
                                                                                          27,158,543
                                                                                        ------------

                  REAL ESTATE INVESTMENT TRUSTS -- 8.3%
     3,000,000    Boston Properties LP, A-, 2.875%, 2/15/37                                2,355,000
     1,200,000    BRE Properties, Inc., BBB, 4.125%, 8/15/26                                 990,000
     2,700,000    Home Properties, Inc., NR, 4.125%, 11/01/26 (a)                          2,138,130
     4,408,000    Hospitality Properties Trust, BBB, 3.80%, 3/15/27                        2,771,530
     7,005,000    Host Hotels & Resorts LP, BBB-, 2.625%, 4/15/27 (a)                      5,201,212
     1,750,000    Host Hotels & Resorts LP, BBB-, 3.25%, 4/15/24 (a)                       1,590,313
     3,935,000    Reckson Operating Partnership LP, BB+, 4.00%, 6/15/25                    3,551,337
     2,798,000    UDR, Inc., BBB, 4.00%, 12/15/35                                          2,385,295
     2,921,000    Vomado Realty Trust, BBB, 3.625%, 11/15/26                               2,387,918
                                                                                        ------------
                                                                                          23,370,735
                                                                                        ------------

                  SEMICONDUCTORS -- 5.1%
    10,000,000    Intel Corp., A-, 2.95%, 12/15/35                                         7,712,500
     3,300,000    Linear Technology Corp., Ser. A, NR, 3.00%, 5/01/27                      2,602,875
     2,500,000    ON Semiconductor Corp., Ser. B, B+, 0.00%, 4/15/24 (e)                   2,171,875
     2,000,000    Skyworks Solutions, Inc., NR, 1.25%, 3/01/10                             1,857,500
                                                                                        ------------
                                                                                          14,344,750
                                                                                        ------------

                  SOFTWARE -- 2.3%
     3,500,000    Informatica Corp., NR, 3.00%, 3/15/26                                    3,276,875
     3,369,000    Novell, Inc., NR, 0.50%, 7/15/24                                         3,284,775
                                                                                        ------------
                                                                                           6,561,650
                                                                                        ------------

                  TELECOMMUNICATIONS -- 5.7%
     4,750,000    Lucent Technologies, Inc., Ser. A, BB-, 2.875%, 6/15/23                  3,871,250
     8,600,000    NII Holdings, Inc., NR, 3.125%, 6/15/12                                  5,772,750
     6,000,000    Qwest Communications International, Inc., B+, 3.50%, 11/15/25            5,152,500
     2,500,000    Virgin Media, Inc., B-, 6.50%, 11/15/16 (a)                              1,140,625
                                                                                        ------------
                                                                                          15,937,125
                                                                                        ------------

                  TOTAL CONVERTIBLE BONDS - 90.9%
                  (Cost $272,481,067)                                                    255,761,372
                                                                                        ------------

                  CORPORATE BONDS -- 17.7%
                  AGRICULTURE -- 0.6%
     2,000,000    Vector Group Ltd., NR, 11.00%, 8/15/15                                   1,530,000
                                                                                        ------------

                  COMMUNICATIONS, MEDIA & ENTERTAINMENT -- 1.1%
     3,000,000    Rainbow National Services LLC, BB, 8.75%, 9/01/12 (a)                    3,007,500
                                                                                        ------------

                  HEALTHCARE PRODUCTS -- 1.4%
     4,100,000    Hanger Orthopedic Group, Inc., CCC+, 10.25%, 6/01/14                     4,018,000
                                                                                        ------------

                  HEALTHCARE SERVICES -- 1.0%
     3,000,000    HCA, Inc., BB-, 9.25%, 11/15/16                                          2,872,500
                                                                                        ------------

                  HOLDING COMPANIES - DIVERSIFIED  -- 1.7%
     6,000,000    Leucadia National Corp., BB+, 8.125%, 9/15/15                            4,890,000
                                                                                        ------------

                  OFFICE/BUSINESS EQUIPMENT -- 0.9%
     3,500,000    Xerox Capital Trust I, BB+, 8.00%, 2/01/27                               2,570,358
                                                                                        ------------

                  OIL & GAS SERVICES -- 1.2%
     4,500,000    CCS, Inc., B-, 11.00%, 11/15/15 (Canada) (a)                             3,172,500
       250,000    Forbes Energy Services Ltd., B, 11.00%, 2/15/15 (Bermuda)                  151,250
                                                                                        ------------
                                                                                           3,323,750
                                                                                        ------------

                  PHARMACEUTICALS -- 1.5%
     4,760,000    Axcan Intermediate Holdings, Inc., B-, 12.75%, 3/01/16                   4,307,800
                                                                                        ------------

                  PIPELINES -- 1.1%
     3,000,000    Williams Cos., Inc., BB+, 8.125%, 3/15/12                                2,985,000
                                                                                        ------------

                  SEMICONDUCTORS -- 1.2%
     5,900,000    Amkor Technology, Inc., B+, 9.25%, 6/01/16                               3,304,000
                                                                                        ------------

                  TELECOMMUNICATIONS -- 6.0%
     4,500,000    Broadview Networks Holdings, Inc., CCC+, 11.375%, 9/01/12                2,025,000
     6,173,000    Centennial Cellular Co., B, 10.125%, 6/15/13                             6,404,487
     2,750,000    Fairpoint Communications, Inc., B+, 13.125%, 4/01/18 (a)                 1,553,750
     5,500,000    Intelsat Jackson Holdings Ltd., CCC+, 11.25%, 6/15/16 (Bermuda)          5,286,875
       890,000    Sprint Capital Corp., BB, 7.625%, 1/30/11                                  741,243
     1,110,000    Sprint Capital Corp., BB, 8.375%, 3/15/12                                  888,566
                                                                                        ------------
                                                                                          16,899,921
                                                                                        ------------

                  TOTAL CORPORATE BONDS - 17.7%
                  (Cost $59,795,603)                                                      49,708,829
                                                                                        ------------
PRINCIPAL AMOUNT                                                                               VALUE
----------------------------------------------------------------------------------------------------
                  TERM LOANS (FUNDED) - 1.2%
                  HEALTHCARE SEVICES- 1.2%
   $ 3,920,000    HCA, Inc., Term Loan B, NR, 3.709%, 11/16/13 (b)
                  (Cost $3,958,334)                                                        3,252,263
                                                                                        ------------

                  TOTAL LONG-TERM INVESTMENTS - 153.3%
                  (Cost $514,741,727)                                                    430,979,293
                                                                                        ------------
 NUMBER OF SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------------
                  MONEY MARKET FUND - 32.8%
    88,346,406    Dreyfus Treasury & Agency Cash Management - Investor Shares             88,346,406
     4,000,000    Goldman Sachs Financial Prime Obligations                                4,000,000
                                                                                        ------------
                  TOTAL SHORT-TERM INVESTMENTS - 32.8%
                  (Cost $92,346,406)                                                      92,346,406
                                                                                        ------------

                  TOTAL INVESTMENTS -- 186.1%
                  (Cost $607,088,133)                                                    523,325,699
                  Total Value of Options Written
                  (Premiums received $104,578) - (0.0%)                                      (81,473)
                  Other assets in excess of liabilities -- 7.1%                           19,983,730
                  Preferred Stock, at redemption value -- (-93.2% of Net Assets
                  Applicable to Common Shareholders or -50.1% of Total Investments)     (262,000,000)
                                                                                        ------------

                  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                $281,227,956
                                                                                        ============

CONTRACTS
(100 SHARES                                                     EXPIRATION        EXERCISE
PER CONTRACT)     OPTIONS WRITTEN (G)                               DATE            PRICE      VALUE
----------------------------------------------------------------------------------------------------
                  CALL OPTIONS WRITTEN
           548    Bank of America Corp.                         February 2009       $ 9.00  $ 14,248
           150    Vale Capital Ltd.                                March 2009        15.00    17,250
            75    EMC Corp.                                        March 2009        12.00     3,300
            75    Entergy Corp.                                 February 2009        85.00     2,325
           125    Freeport-McMoRan Copper & Gold, Inc.          February 2009        30.00     5,750
           100    Mylan, Inc.                                      March 2009        12.50     5,000
           100    Prudential Financial, Inc.                    February 2009        35.00     7,000
           200    Schering-Plough Corp.                            March 2009        20.00     8,000
            75    SLM Corp.                                        March 2009        15.00     2,250
           100    SLM Corp.                                        April 2009        15.00     6,000
            50    Transocean, Inc.                                 March 2009        65.00     7,250
           100    Wells Fargo & Co.                             February 2009        24.00     3,100
                                                                                            --------
                  Total Options Written
                  (Premiums received $104,578)                                              $ 81,473
                                                                                            ========

LP - Limited Partnership
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to 14.3% of net assets.
(b)  Floating rate security. The rate shown is as of January 31, 2009.
(c) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(d) Security is a "step up" bond where the coupon increases or steps up at a predetermined date.
(e)  Zero-coupon bond.
(f) All or a portion of these securities have been physically segregated in connection with swap agreements.
(g)  Non-income producing security.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted notes to financial statements for the period ended October 31, 2008.

                  COUNTRY BREAKDOWN AS % OF TOTAL INVESTMENTS*
                  United States                                            86.9%
                  Cayman Islands                                            2.9%
                  Israel                                                    2.5%
                  Brazil                                                    1.8%
                  Panama                                                    1.5%
                  Channel Islands                                           1.2%
                  Bermuda                                                   1.0%
                  Switzerland                                               0.7%
                  Canada                                                    0.6%
                  United Kingdom                                            0.5%
                  Singapore                                                 0.4%

                  *Subject to change daily.

SWAP AGREEMENTS

                                                                                         NOTIONAL      PAYING             UNREALIZED
                                                                            TERMINATION    AMOUNT    FLOATING          APPRECIATION/
COUNTERPARTY          UNDERLYING TERM LOANS                                        DATE     (000)        RATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAP AGREEMENTS:
JPMorgan Chase & Co.  CCS Corp., US LIBOR + 3.00%, due 11/14/14              05/01/2009    3,722        1.07%           $(1,446,144)
JPMorgan Chase & Co.  Fairpoint Communications, Inc.,                        05/01/2009    1,164        1.07%              (602,811)
                      US LIBOR + 2.75%, due 03/08/15
JPMorgan Chase & Co.  Mac Gen LLC, US LIBOR + 2.00%, due 02/22/12            05/01/2009      494        1.07%              (140,504)
JPMorgan Chase & Co.  Virgin Media Investment Holding,                       05/01/2009    1,860        2.36%              (300,282)
                      GBP LIBOR + 2.125%, due 10/04/13
                                                                                                                         -----------
                                                                                                                         (2,489,741)
                                                                                                                         -----------
                                                                                         NOTIONAL      PAYING             UNREALIZED
                                                                  BUY/SELL  TERMINATION    AMOUNT       FIXED          APPRECIATION/
COUNTERPARTY          REFERENCE ENTITY                          PROTECTION         DATE     (000)        RATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAP AGREEMENTS:
JPMorgan Chase & Co.  LVMH Moet Hennessy Louis Vuitton, 145 bps        Buy   03/20/2014   (3,000)       1.45%                 22,962
JPMorgan Chase & Co.  Renault, 372 bps                                 Buy   03/20/2014   (3,000)       3.72%                 12,768
                                                                                                                         -----------
                                                                                                                              35,730
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(2,454,011)
------------------------------------------------------------------------------------------------------------------------------------

For each total return swap noted, the Fund pays a floating rate and receives the total return of the underlying asset.

For each credit default swap noted, the Fund pays a fixed rate.

The market value of the swaps outstanding reflects the current receivable and payable for the floating rate and fixed rate, which may have different payment dates.

In September, 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at January 31, 2009
Description                          Securities      Derivatives         Total
                                     ----------      -----------       ---------
(value in $000s)
Assets:
Level 1                               $ 214,603       $       -        $ 214,603
Level 2                                 308,723              35          308,758
Level 3                                       -               -                -
                                      ---------       ---------        ---------
Total                                 $ 523,326       $      35        $ 523,361
                                      =========       =========        =========

Liabilities:
Level 1                               $       -       $      81        $      81
Level 2                                       -           2,489            2,489
Level 3                                       -               -                -
                                      ---------       ---------        ---------
Total                                 $       -       $   2,570        $   2,570
                                      =========       =========        =========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------

By:     /s/ Tracy V. Maitland
        ------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date:   March 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Tracy V. Maitland
        ------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date:   March 27, 2009

By:     /s/ Robert White
        ------------------------------------------------------------------------
        Robert White
        Treasurer and Chief Financial Officer

Date:   March 27, 2009